Shareholder Report, Holdings (Details) - C000244572	Jun. 30, 2025
Topten Other line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.90%